STOCK BASED COMPENSATION (Tables)	6 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITIES

The table below summarized the stock option activities and related information during the six months ended March 31, 2026, 2025, and 2024.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2025	36,756	2,959	4.77
Granted	-	-	-
Forfeited/cancelled	-	-	-
Exercised	-	-	-
Outstanding as of March 31, 2026	36,756	2,959	4.27
Vested and exercisable as of March 31, 2026	30,756	2,073	3.70

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2024	36,756	2,959	5.77
Granted	-	-	-
Forfeited/cancelled	-	-	-
Exercised	-	-	-
Outstanding as of March 31, 2025	36,756	2,959	5.27
Vested and exercisable as of March 31, 2025	24,400	1,180	3.80

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2023	41,158	3,231	7.08
Granted	-	-	-
Forfeited/cancelled	(500)	5,500	-
Exercised	-	-	-
Outstanding as of March 31, 2024	40,658	3,203	6.55
Vested and exercisable as of March 31, 2024	-	-	-